UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-499
                                   ------------


                             AXP INCOME SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
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

                             PORTFOLIO HOLDINGS FOR
                           RIVERSOURCE SELECTIVE FUND

                           A FEEDER FUND INVESTING IN
                            QUALITY INCOME PORTFOLIO

                       PORTOLIO HOLDINGS AT AUG. 31, 2005

Investments in Securities

Quality Income Portfolio

Aug. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.9%)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Sovereign (1.9%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             6,747,000(c)            $8,733,922
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50              3,223,000(c)             6,047,308
United Mexican States
   09-27-34               6.75              1,730,000(c)             1,875,320
Total                                                               16,656,550

U.S. Government Obligations & Agencies (24.0%)
Federal Farm Credit Bank
   10-10-08               4.25              3,485,000                3,504,931
Federal Home Loan Bank
   08-11-06               3.25              7,050,000                6,998,817
   04-18-08               4.13              2,585,000                2,590,491
Federal Home Loan Mtge Corp
   09-15-06               3.63              7,265,000                7,239,580
   06-15-08               3.88             18,350,000               18,256,782
   10-15-08               5.13             21,335,000               21,983,008
   03-18-09               3.76              2,810,000                2,776,176
   07-15-09               4.25             10,000,000               10,043,590
   07-12-10               4.13             16,052,000               16,023,090
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08               6.99              3,888,889                4,077,072
U.S. Treasury
   12-31-05               1.88              3,000,000(l)             2,982,306
   08-15-07               3.25             14,000,000               13,847,428
   02-15-08               3.38              1,500,000                1,483,593
   05-15-15               4.13             13,880,000(m)            13,969,457
   08-15-15               4.25             11,970,000               12,196,305
   08-15-23               6.25             19,435,000               24,082,705
   02-15-26               6.00             32,524,000(l)            39,885,091
U.S. Treasury Inflation-Indexed Bond
   01-15-15               1.63              9,259,074(o)             9,248,043
Total                                                              211,188,465

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Asset-Backed (4.7%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.74%            $5,351,412(d,i)          $5,345,875
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                825,000(d,e)             808,221
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              2,000,000(e)             1,977,812
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              3,000,000(e)             2,986,407
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              2,250,000(d,e)           2,234,971
Capital Auto Receivables Asset Trust
  Series 2004-1
   09-15-10               2.84              1,200,000                1,169,858
  Series 2005-1 Cl A4
   07-15-09               4.05              2,800,000                2,804,256
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08              1,600,000                1,589,280
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                900,000                  902,488
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              1,400,000                1,385,608
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              1,400,000(e)             1,385,398
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               4.00              1,000,000(i)             1,000,950

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Asset-Backed (cont.)
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94%            $1,500,000               $1,477,851
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,450,000                1,434,979
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              1,900,000                1,880,373
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                955,000                  950,671
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                440,114(e)               439,154
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              2,700,000(e)             2,686,392
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11               3.17              1,092,057                1,076,829
  Series 2004-3 Cl A3
   03-17-09               3.30              5,000,000                4,952,181
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              2,750,000                2,722,115
Total                                                               41,211,669

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Commercial Mortgage-Backed(f) (12.0%)
Banc of America Commercial Mtge
  Series 2005-1 Cl A4
   11-10-42               5.03%            $1,250,000               $1,284,661
Bank of America-First Union NB Commercial Mtge
  Series 2001-3 Cl A1
   04-11-37               4.89              1,203,262                1,216,036
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              2,975,134                2,913,222
  Series 2004-T16 Cl A3
   02-13-46               4.03                600,000                  591,616
  Series 2005-PWR8 Cl A1
   06-11-41               4.21              2,448,130                2,441,862
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              5,340,397(d)             5,351,895
CDC Commercial Mtge Trust
  Series 2002-FX1 Cl A2
   11-15-30               5.68              1,750,000                1,846,286
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              4,202,692(d)             4,187,794
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.79              3,280,000(d,i)           3,265,306
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49              1,890,234                1,892,931
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,550,000                1,515,748
Federal Natl Mtge Assn #385717
   11-01-12               4.84              1,824,523                1,854,573
Federal Natl Mtge Assn #386599
   11-01-10               4.47                556,474                  554,193
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
   03-10-40               4.12              3,250,000                3,205,150
  Series 2005-C3 Cl A1
   07-10-45               4.59              1,630,000                1,642,192
  Series 2005-C3 Cl A2
   07-10-45               4.85              1,230,000                1,250,494
General Electric Capital Assurance
  Series 2003-1 Cl A3
   05-12-35               4.77              2,700,000(d)             2,726,648
General Electric Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56              1,394,578                1,432,507
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
   05-15-33               6.30              2,200,000                2,330,274
  Series 2004-C3 Cl A4
   12-10-41               4.55              1,700,000                1,696,444
  Series 2005-C1 Cl A1
   05-10-43               4.21              1,276,158                1,272,195
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A5
   06-10-36               4.88              1,000,000                1,018,183
  Series 2005-GG3 Cl A1
   08-10-42               3.92              1,190,050                1,181,601
  Series 2005-GG3 Cl A3
   08-10-42               4.57              2,650,000                2,651,546

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Commercial Mortgage-Backed(f) (cont.)
GS Mtge Securities II
  Series 2004-GG2 Cl A4
   08-10-38               4.96%            $1,600,000               $1,631,077
  Series 2005-GG4 Cl A1
   07-10-39               4.37              2,081,294                2,082,543
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37              1,320,297                1,320,803
  Series 2003-CB6 Cl A2
   07-12-37               5.26              1,500,000                1,563,144
  Series 2003-LN1 Cl A1
   10-15-37               4.13              1,273,642                1,254,976
  Series 2003-ML1A Cl A1
   03-12-39               3.97              1,101,528                1,083,530
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,000,000                  989,008
  Series 2004-CBX Cl A5
   01-12-37               4.65              1,500,000                1,506,407
  Series 2005-CB11 Cl A3
   08-12-37               5.20              1,557,000                1,611,107
  Series 2005-LDP2 Cl A1
   07-15-42               4.33              2,054,004                2,059,488
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,790,000                2,896,456
  Series 2002-C4 Cl A4
   09-15-26               4.56              1,800,000                1,802,226
  Series 2003-C8 Cl A2
   11-15-27               4.21              5,130,000                5,097,373
  Series 2003-C8 Cl A3
   11-15-27               4.83              1,150,000                1,165,939
  Series 2004-C2 Cl A3
   03-15-29               3.97              1,200,000                1,159,704
  Series 2004-C4 Cl A3
   06-15-29               5.16              1,000,000(i)             1,033,137
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,995,000                1,979,399
  Series 2004-C6 Cl A4
   08-15-29               4.58              1,550,000                1,555,506
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,000,000                  982,300
  Series 2004-C8 Cl A2
   12-15-29               4.20              2,300,000                2,279,576
  Series 2005-C3 Cl A1
   07-15-30               4.39              1,317,007                1,319,785
  Series 2005-C5 Cl A2
   09-15-40               4.89              1,500,000                1,522,170
Merrill Lynch Mtge Trust
  Series 2005-MCP1 Cl A1
   06-12-43               4.22              1,759,514                1,754,839
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              4,136,100                3,956,083
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              1,350,000                1,349,231
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,100,782                2,082,104
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              4,335,000                4,680,465

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Commercial Mortgage-Backed(f) (cont.)
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67%            $1,519,167               $1,484,565
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38              1,500,000                1,494,739
  Series 2005-C16 Cl A3
   10-15-41               4.62              1,962,000                1,967,561
Total                                                              105,988,598

Mortgage-Backed(f,k) (39.2%)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.27              1,895,652(j)             1,916,893
Banc of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.14              1,831,047(j)             1,816,746
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              2,310,130                2,342,379
  Series 2003-11 Cl 4A1
   01-25-19               4.75              1,333,412                1,329,814
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-10 Cl 13A1
   01-25-35               5.03              2,705,375(j)             2,710,828
  Series 2004-12 Cl 3A1
   02-25-35               5.19              2,039,266(j)             2,048,810
Chaseflex Trust
  Series 2005-2 Cl 2A2
   06-25-35               6.50              3,172,946                3,265,162
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,506,363                1,497,784
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              2,134,777                2,237,601
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.63              1,173,287(j)             1,153,674
  Series 2005-R2 Cl 2A1
   06-25-35               7.00              2,975,699(d)             3,155,171
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.42              1,189,559(j)             1,170,945
Federal Home Loan Mtge Corp
  Collateralized Mtge Obligation
   01-15-18               6.50              1,373,219                1,462,661
   02-15-27               5.00              4,000,000                4,048,351
   10-15-27               5.00              7,425,000                7,507,337
   06-15-28               5.00              4,625,000                4,681,795
   12-15-28               5.50              2,175,000                2,233,538
   02-15-33               5.50              3,474,221                3,602,049
  Collateralized Mtge Obligation
  Interest Only
   02-15-14               7.40              1,342,023(g)                83,286
   08-01-20               8.00              3,688,527(g)               636,234
  Collateralized Mtge Obligation
  Principal Only
   08-01-20               4.60              3,688,527(h)             3,030,420
Federal Home Loan Mtge Corp #170216
   03-01-17               8.50                 12,207                   13,226

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,k) (cont.)
Federal Home Loan Mtge Corp #275036
   07-01-16               8.00%                  $140                     $150
Federal Home Loan Mtge Corp #284190
   01-01-17               8.00                  1,026                    1,102
Federal Home Loan Mtge Corp #295114
   06-01-17               8.50                  4,116                    4,460
Federal Home Loan Mtge Corp #540861
   09-01-19               8.50                 36,300                   39,435
Federal Home Loan Mtge Corp #A00304
   04-01-21               9.00                 96,128                  104,649
Federal Home Loan Mtge Corp #B11835
   01-01-19               5.50                728,843                  745,070
Federal Home Loan Mtge Corp #C00103
   03-01-22               8.50                204,867                  223,374
Federal Home Loan Mtge Corp #C00144
   08-01-22               8.50                201,197                  219,460
Federal Home Loan Mtge Corp #C62993
   01-01-32               6.50              1,692,998                1,754,021
Federal Home Loan Mtge Corp #C63552
   01-01-32               6.50              2,255,948                2,354,136
Federal Home Loan Mtge Corp #C64703
   03-01-32               6.50              1,483,530                1,545,043
Federal Home Loan Mtge Corp #C67723
   06-01-32               7.00              1,341,628                1,411,450
Federal Home Loan Mtge Corp #C79930
   06-01-33               5.50              3,354,263                3,394,616
Federal Home Loan Mtge Corp #E01419
   05-01-18               5.50              1,846,684                1,887,799
Federal Home Loan Mtge Corp #E79810
   11-01-14               7.50              1,621,619                1,722,025
Federal Home Loan Mtge Corp #E96516
   05-01-13               4.50              1,930,506                1,927,890
Federal Home Loan Mtge Corp #E99101
   09-01-18               5.00              3,552,539                3,585,240
Federal Home Loan Mtge Corp #E99593
   10-01-18               5.00              1,276,726                1,288,393
Federal Home Loan Mtge Corp #E99684
   10-01-18               5.00              4,302,520                4,341,765
Federal Home Loan Mtge Corp #G00286
   02-01-25               8.00                265,254                  284,605
Federal Home Loan Mtge Corp #G01441
   07-01-32               7.00              4,586,308                4,798,866
Federal Home Loan Mtge Corp #G01535
   04-01-33               6.00              5,643,194                5,834,484
Federal Home Loan Mtge Corp #G11302
   07-01-17               7.00              5,388,733                5,636,285
Federal Natl Mtge Assn
   09-01-20               5.50              4,500,000(b)             4,595,625
   09-01-20               6.00              4,000,000(b)             4,127,500
  Collateralized Mtge Obligation
   12-25-26               8.00              1,448,474                1,538,938
  Collateralized Mtge Obligation
  Interest Only
   12-25-12              13.29              1,121,384(g)                46,668
   12-25-22               8.27              1,114,247(g)               143,786
   12-25-31               1.19              1,332,083(g)               218,008
  Collateralized Mtge Obligation
  Principal Only
   09-01-18               5.16                 24,587(h)                22,015

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Commercial Mortgage-Backed(f,k) (cont.)
Federal Natl Mtge Assn #125479
   04-01-27               7.50%              $408,758                 $434,275
Federal Natl Mtge Assn #250765
   12-01-26               8.00                389,659                  417,730
Federal Natl Mtge Assn #251116
   08-01-27               8.00                440,530                  472,257
Federal Natl Mtge Assn #252982
   01-01-30               8.00                322,384                  344,948
Federal Natl Mtge Assn #254236
   03-01-17               6.50              2,781,796                2,883,759
Federal Natl Mtge Assn #254383
   06-01-32               7.50                639,725                  678,268
Federal Natl Mtge Assn #254916
   09-01-23               5.50              3,416,610                3,477,123
Federal Natl Mtge Assn #255788
   06-01-15               5.50              4,469,242                4,576,764
Federal Natl Mtge Assn #323980
   04-01-14               6.00              2,359,829                2,436,995
Federal Natl Mtge Assn #408207
   01-01-28               6.50                239,049                  249,535
Federal Natl Mtge Assn #545008
   06-01-31               7.00              3,672,660                3,879,746
Federal Natl Mtge Assn #545684
   05-01-32               7.50                519,878                  551,283
Federal Natl Mtge Assn #545869
   07-01-32               6.50                924,807                  961,473
Federal Natl Mtge Assn #545885
   08-01-32               6.50              5,691,728                5,905,168
Federal Natl Mtge Assn #555343
   08-01-17               6.00              5,467,991                5,647,921
Federal Natl Mtge Assn #555375
   04-01-33               6.00              9,204,453                9,490,772
Federal Natl Mtge Assn #555458
   05-01-33               5.50              5,340,093                5,405,189
Federal Natl Mtge Assn #555734
   07-01-23               5.00              2,800,048                2,804,799
Federal Natl Mtge Assn #555740
   08-01-18               4.50              5,367,420                5,328,632
Federal Natl Mtge Assn #631027
   03-01-32               7.50                497,494                  527,500
Federal Natl Mtge Assn #634650
   04-01-32               7.50                367,634                  389,784
Federal Natl Mtge Assn #640961
   06-01-32               7.50                505,155                  535,591
Federal Natl Mtge Assn #643362
   04-01-17               6.50              1,155,745                1,198,107
Federal Natl Mtge Assn #662061
   09-01-32               6.50              2,351,821                2,435,647
Federal Natl Mtge Assn #670387
   08-01-32               7.00                612,939                  643,098
Federal Natl Mtge Assn #678028
   09-01-17               6.00              6,242,279                6,447,687
Federal Natl Mtge Assn #680961
   01-01-33               6.00              1,102,449                1,130,889
Federal Natl Mtge Assn #682825
   01-01-33               6.00              2,924,936                2,996,745
Federal Natl Mtge Assn #686172
   02-01-33               6.00              3,493,909                3,579,687
Federal Natl Mtge Assn #686528
   02-01-33               6.00              4,958,756                5,094,283

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,k) (cont.)
Federal Natl Mtge Assn #689093
   07-01-28               5.50%            $1,698,724               $1,719,318
Federal Natl Mtge Assn #694628
   04-01-33               5.50              3,070,965                3,114,739
Federal Natl Mtge Assn #694795
   04-01-33               5.50              3,076,560                3,123,264
Federal Natl Mtge Assn #695220
   04-01-33               5.50              2,123,883                2,147,692
Federal Natl Mtge Assn #697843
   04-01-18               5.00              2,933,681                2,959,013
Federal Natl Mtge Assn #699424
   04-01-33               5.50              5,943,139                6,033,437
Federal Natl Mtge Assn #702427
   04-01-33               5.50              5,707,738                5,794,462
Federal Natl Mtge Assn #704049
   05-01-18               5.50              4,220,532                4,320,305
Federal Natl Mtge Assn #712109
   04-01-18               5.00              2,526,487                2,554,477
Federal Natl Mtge Assn #720006
   07-01-33               5.50              3,181,349                3,217,012
Federal Natl Mtge Assn #720070
   07-01-23               5.50              3,286,705                3,344,917
Federal Natl Mtge Assn #720378
   06-01-18               4.50              1,624,296                1,613,090
Federal Natl Mtge Assn #725232
   03-01-34               5.00              7,754,480                7,723,693
Federal Natl Mtge Assn #725684
   05-01-18               6.00              4,026,267                4,158,693
Federal Natl Mtge Assn #725719
   07-01-33               4.85              2,139,755(j)             2,127,730
Federal Natl Mtge Assn #726362
   06-01-18               5.00              1,880,739                1,898,296
Federal Natl Mtge Assn #730153
   08-01-33               5.50                729,348                  737,524
Federal Natl Mtge Assn #735160
   12-01-34               4.40              1,006,018(j)             1,003,946
Federal Natl Mtge Assn #738921
   11-01-32               6.50              1,285,427                1,337,607
Federal Natl Mtge Assn #747642
   11-01-28               5.50              3,224,163                3,263,249
Federal Natl Mtge Assn #747784
   10-01-18               4.50              3,001,000                2,980,295
Federal Natl Mtge Assn #759342
   01-01-34               6.50              1,395,276                1,449,830
Federal Natl Mtge Assn #765183
   01-01-19               5.50                897,129                  917,571
Federal Natl Mtge Assn #765761
   02-01-19               5.00              2,430,810                2,449,968
Federal Natl Mtge Assn #766641
   03-01-34               5.00              3,233,039(b)             3,215,472
Federal Natl Mtge Assn #776962
   04-01-29               5.00              3,429,858                3,408,358
Federal Natl Mtge Assn #779327
   06-01-34               4.56              5,545,801(j)             5,544,406
Federal Natl Mtge Assn #790759
   09-01-34               4.84              3,695,383(j)             3,709,137
Federal Natl Mtge Assn #804442
   12-01-34               6.50              3,048,351                3,150,474
Federal Natl Mtge Assn #811925
   04-01-35               4.92              2,203,763(j)             2,218,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,k) (cont.)
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.41%            $1,768,908(i)            $1,804,340
  Series 2005-AA2 Cl 2A1
   04-25-35               5.43              2,459,749(i)             2,499,081
  Series 2005-AA3 Cl 3A1
   05-25-35               5.41              2,211,357(i)             2,235,350
  Series 2005-AA4 Cl B1
   06-25-35               5.39                724,639                  736,748
Govt Natl Mtge Assn
   09-01-35               5.00              5,000,000(b)             5,015,625
  Collateralized Mtge Obligation
  Interest Only
  Series 2002-70 Cl IC
   08-20-32               0.00              3,783,001(g)               495,390
Collateralized Mtge Obligation
  Interest Only
  Series 2002-80 Cl CI
   01-20-32               0.00                863,822(g)                92,621
Govt Natl Mtge Assn #423782
   05-15-26               7.50                631,900                  674,051
Govt Natl Mtge Assn #595256
   12-15-32               6.00              9,258,691                9,555,361
Govt Natl Mtge Assn #604708
   10-15-33               5.50              3,837,144                3,915,087
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34              1,293,471(j)             1,307,208
  Series 2005-AR8 Cl AX1
  Collateralized Mtge Obligation
  Interest Only
   04-25-35               4.50             68,938,140(g,j)             850,955
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.40              1,456,588(j)             1,437,506
Master Alternative Loans Trust
  Series 2004-2 Cl 4A1
   02-25-19               5.00              2,313,426                2,326,439
  Series 2004-4 Cl 2A1
   05-25-34               6.00              3,538,564                3,613,121
  Series 2004-7 Cl 8A1
   08-25-19               5.00              1,703,999                1,705,073
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,343,854                2,345,823
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-5 Cl B1
   05-25-34               4.61              1,345,544(j)             1,325,818
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              5,035,180                5,064,060
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07              2,375,000(j)             2,380,792
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              1,637,286                1,598,040
  Series 2005-AR11 Cl A1B1
   08-25-45               3.93              4,550,000(j)             4,550,000

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Mortgage-Backed(f,k) (cont.)
Wells Fargo Mtge Backed Securities Trust
  Series 2005
   10-25-35               5.00%            $4,300,000(b)            $4,322,172
  Series 2005-5 Cl 2A1
   05-25-35               5.50              3,883,237                3,937,747
  Series 2005-AR1 Cl 1A1
   02-25-35               4.56              3,467,941(j)             3,452,891
Total                                                              345,145,191

Automotive (0.2%)
DaimlerChrysler NA Holding
   11-15-13               6.50                755,000                  812,040
Lear
  Series B
   08-01-14               5.75              1,030,000                  915,413
Total                                                                1,727,453

Banking (4.9%)
Bank of America
  Sr Unsecured
   08-01-10               4.50              7,910,000                7,936,902
Banknorth Group
  Sr Nts
   05-01-08               3.75              3,370,000(l)             3,333,301
Citigroup
   08-03-10               4.63             11,500,000               11,596,404
  Sr Nts
   05-29-15               4.70              1,005,000                1,003,835
HSBC Bank USA
  Sub Nts
   08-15-35               5.63              2,000,000                2,063,346
KFW Intl Finance
   10-17-05               2.50              6,275,000(c)             6,265,060
M&I Marshall & Ilsley Bank
  Sub Nts
   06-16-15               4.85              1,075,000                1,082,497
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              8,604,000                9,450,840
Total                                                               42,732,185

Diversified Manufacturing (0.7%)
Tyco Intl Group
   02-15-11               6.75              5,405,000(c)             5,952,137

Electric (2.4%)
Consumers Energy
  1st Mtge
   09-15-35               5.80              2,000,000                2,084,944
Dayton Power & Light
  1st Mtge
   10-01-13               5.13              1,185,000                1,220,302
Dominion Resources
   06-15-35               5.95              2,025,000                2,115,149
Exelon
   06-15-35               5.63              1,555,000(l)             1,565,182
Ohio Power
  Sr Nts Series H
   01-15-14               4.85              2,545,000                2,564,444

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Electric (cont.)
Pacific Gas & Electric
   03-01-34               6.05%            $1,605,000               $1,758,743
Pacificorp
  1st Mtge
   06-15-35               5.25              1,015,000                1,021,176
Potomac Edison
  1st Mtge
   08-15-15               5.13              1,895,000(d)             1,937,615
Southern California Edison
  1st Mtge
   07-15-35               5.35              2,055,000                2,098,502
Westar Energy
  1st Mtge
   07-01-14               6.00              4,150,000                4,517,724
Total                                                               20,883,781

Entertainment (0.2%)
Time Warner
   05-15-29               6.63              1,755,000                1,909,208

Food and Beverage (0.2%)
Kraft Foods
   06-01-12               6.25              1,810,000(l)             1,986,374

Health Care (0.6%)
Cardinal Health
   06-15-15               4.00              5,625,000                5,206,224

Life Insurance (2.1%)
ASIF Global Financing XIX
  Secured
   01-17-13               4.90              2,045,000(d)             2,072,955
ING Security Life Institutional Funding
   01-15-10               4.25              4,080,000(d)             4,052,382
Metlife
  Sr Nts
   06-15-35               5.70              3,475,000                3,610,563
Metropolitan Life Global Funding I
  Sr Nts
   08-19-10               4.63              1,015,000(d)             1,022,901
Pricoa Global Funding I
   06-25-12               4.63              5,660,000(d)             5,670,488
Prudential Financial
   06-13-35               5.40              1,675,000                1,667,473
Total                                                               18,096,762

Media Cable (0.2%)
Comcast
   03-15-11               5.50              1,395,000                1,442,360

Media Non Cable (0.4%)
News America
   12-15-34               6.20              3,410,000                3,533,377

Oil Field Services (0.1%)
Halliburton
   10-15-10               5.50              1,225,000                1,281,218

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Other Financial Institutions (0.9%)
HSBC Finance
   06-30-15               5.00%            $5,585,000               $5,614,081
Residential Capital
   06-30-10               6.38              2,400,000(d)             2,449,968
Total                                                                8,064,049

Pharmaceuticals (0.1%)
Merck & Co
   03-01-15               4.75                515,000                  510,543

Property & Casualty (0.1%)
Willis Group North America
   07-15-15               5.63              1,220,000                1,238,764

Railroads (0.4%)
Union Pacific
   04-15-12               6.50                215,000                  237,154
   05-01-14               5.38              3,145,000                3,274,584
Total                                                                3,511,738

REITs (0.6%)
Archstone-Smith Operating Trust
   05-01-15               5.25              2,735,000                2,778,393
ERP Operating LP
   04-01-13               5.20              1,010,000                1,030,213
Simon Property Group LP
   06-15-15               5.10              1,765,000(d)             1,758,452
Total                                                                5,567,058

Bonds (continued)
Issuer                  Coupon                Principal               Value(a)
                         Rate                  Amount

Retailers (0.2%)
Wal-Mart Stores
   09-01-35               5.25%            $1,990,000(b)            $2,008,037

Transportation Services (0.2%)
ERAC USA Finance
   05-01-15               5.60              1,750,000(d)             1,807,411

Wireless (0.3%)
US Cellular
  Sr Nts
   12-15-33               6.70              2,090,000                2,240,288

Wirelines (4.4%)
BellSouth
  Sr Unsecured
   11-15-34               6.00                985,000                1,039,908
Sprint Capital
   01-30-11               7.63              9,470,000               10,823,481
   11-15-28               6.88                295,000                  338,054
Telecom Italia Capital
   09-30-34               6.00              2,225,000(c,d)           2,284,198
TELUS
   06-01-11               8.00              7,367,500(c)             8,569,898
Verizon Pennsylvania
  Series A
   11-15-11               5.65             14,615,000               15,282,467
Total                                                               38,338,006

Total Bonds
(Cost: $883,118,796)                                              $888,227,446

Short-Term Securities (3.6%)(n)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Citibank Credit Card Dakota Nts
   09-01-05               3.57%           $11,900,000(p)           $11,898,820
Rabobank USA Finance
   09-02-05               3.49              5,000,000                4,999,031
Thames Asset Global Securitization
   09-21-05               3.55             15,000,000 (p)           14,969,024

Total Short-Term Securities
 (Cost: $31,870,015)                                               $31,866,875

Total Investments in Securities
(Cost: $914,988,811)(q)                                           $920,094,321

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2005.

(b) At Aug. 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,630,339.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2005, the value of foreign securities represented 4.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $50,132,251 or 5.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC  --     Ambac Assurance Corporation
      FGIC   --     Financial Guaranty Insurance Company
      FSA    --     Financial Security Assurance
      MBIA   --     MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2005.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2005.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2005.

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2005:

      Security                                           Principal           Settlement           Proceeds               Value
                                                          amount                date             receivable
      Federal Home Loan Mtge Corp
         09-01-35 6.50%                                $3,000,000             09-14-05          $3,093,281          $3,098,436
      Federal Natl Mtge Assn
         09-01-20 4.50                                  3,425,000             09-19-05           3,357,035           3,396,100
         09-01-20 5.00                                  2,500,000             09-19-05           2,498,047           2,517,188
         09-01-35 5.00                                  8,000,000             09-14-05           7,826,250           7,945,000
         09-01-35 5.50                                 22,000,000             09-14-05          21,967,500          22,220,000
         09-01-35 6.00                                  3,000,000             09-14-05           3,054,844           3,069,375
         09-01-35 6.50                                  8,700,000             09-14-05           8,979,012           8,988,187

(l) Partially pledged as initial deposit on the following open interest rate futures contracts.

      Type of security                                         Notional amount

      Purchase contracts
      U.S. Long Bond, Dec. 2005, 20-year                           $ 8,500,000

      Sale contracts
      U.S. Treasury Note, Sept. 2005, 5-year                         7,900,000
      U.S. Treasury Note, Sept. 2005, 10-year                        3,700,000
      U.S. Treasury Note, Dec. 2005, 5-year                         26,400,000
      U.S. Treasury Note, Dec. 2005, 10-year                        40,800,000

(m)   At Aug. 31, 2005, security was partially or fully on loan.

(n) Cash collateral received from security lending activity is invested in short-term securities and represents 1.0% of net assets. 2.6% of net assets is the Portfolio's cash equivalent position.

(o) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2005, the value of these securities amounted to $26,867,844 or 3.1% of net assets.

(q) At Aug. 31, 2005, the cost of securities for federal income tax purposes was approximately $914,989,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 9,885,000
      Unrealized depreciation                                       (4,780,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 5,105,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE SELECTIVE FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2005

                                                             S-6376-80 D (10/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 28, 2005




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 28, 2005